OTHER COMPREHENSIVE INCOME - Amounts reclassified out of accumulated other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Income taxes (benefit)	¥ (458,109)	¥ 183,125	¥ 238,094
Other income	60,255	20,075	85
Net income (loss)	858,863	411,875	(220,203)
Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Net income (loss)	4,686	1,388	1,079
Adjustments related to retirement and severance benefits | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Net periodic pension costs	4,313	2,001	1,594
Income taxes (benefit)	(1,321)	(613)	(515)
Net income (loss)	2,992	¥ 1,388	¥ 1,079
Unrealized holding gain on securities | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income (loss)
Income taxes (benefit)	(747)
Other income	2,441
Net income (loss)	¥ 1,694